Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The annual limitation may result in the expiration of NOL and tax credit carry forwards before full utilization.

	December 31
	2017	2016
Individual components giving rise to the deferred tax assets are as follows:
Future tax benefit arising from net operating loss carryover	$754,608	$354,799
Less valuation allowance	(754,608)	(354,799)
Net deferred	$-	$-